Shareholders' equity (Tables)	12 Months Ended
Sep. 30, 2024
Shareholders' equity
Schedule of share capital and non-controlling interest

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Share capital
Ordinary share capital, fully paid	37,958	39,826	37,958	39,826
Treasury shares[a]	(758)	(702)	(816)	(760)
Total share capital	37,200	39,124	37,142	39,066
Non-controlling interest
Perpetual Preference Shares (PPS)	339	-	-	-
Other[b]	8	44	-	-
Total non-controlling interests	347	44	-	-

a.	2024: 6,173,874 unvested RSP and EIP treasury shares held (2023: 5,249,663).
b.	Westpac acquired 8.74% of the non-controlling interest in Westpac Bank-PNG-Limited.

Summary of key terms of Perpetual Preference Shares

$	Issue date	PPS distribution rate	Optional redemption date
NZ$375 million	13 September 2024	Fixed at 7.10% until 13 September 2029 (when it resets to a floating rate equal to the NZ 3 month bank bill rate + 3.50% p.a.)	13 September 2029 and each quarterly scheduled distribution payment date after that date

Reconciliation of movement in number of ordinary shares

Consolidated and Parent Entity
(number)	2024	2023
Opening balance	3,509,076,960	3,501,127,694
Shares issued from dividend reinvestment plan[a]	-	7,949,266
Share buyback[b]	(67,665,599)	-
Closing balance	3,441,411,361	3,509,076,960

a.

The dividends re-investment plans for the 2024 interim, 2023 interim and 2023 final dividends were satisfied with the purchase of existing shares by a third party and therefore does not impact the numbers of shares on issue. For the 2022 final dividend, participants received shares at an average price per share of $23.86, which increased share capital by $192 million.

b.

During 2024, Westpac announced its intention to undertake a $2.5 billion on market buyback of WBC ordinary shares. As at 30 September 2024 Westpac has bought back and cancelled 67,665,599 ordinary shares ($1,812 million) at an average price of $26.78.

Ordinary shares purchased on market

	2024
Consolidated and Parent Entity	Number	Average Price ($)
For share-based payment arrangements:
Employee share plan (ESP)	1,294,803	21.05
Restricted Shares[a]	2,456,247	23.02
Westpac Performance Plan (WPP) - share rights exercised	317,173	22.00
Westpac Equity Incentive Plan (EIP) - Unhurdled share rights exercised	836	21.47
Westpac Long Term Variable Reward Plan (LTVR) - share rights to be exercised[b]	679,694	32.54
Total number of ordinary shares purchased on market	4,748,753	-

a.	Ordinary shares allocated to employees under the RSP and EIP are classified as treasury shares until the shares vest.
b.	During September 2024, 679,694 shares were purchased for future share rights exercises.

Schedule of reconciliation of movement in reserves

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Debt securities at FVOCI reserve
Balance as at beginning of year	(165)	62	103	313
Net gains/(losses) from changes in fair value	(591)	(187)	(813)	(179)
Income tax effect	180	59	243	53
Transferred to income statements	5	(125)	5	(125)
Income tax effect	(1)	39	(1)	39
Loss allowance on debt securities measured at FVOCI	1	1	1	1
Other	3	(14)	-	1
Balance as at end of year	(568)	(165)	(462)	103
Equity securities at FVOCI reserve
Balance as at beginning of year	126	136	(15)	5
Net gains/(losses) from changes in fair value	(2)	(19)	(5)	(29)
Exchange differences on translation	1	-	-	-
Income tax effect	2	9	2	9
Balance as at end of year	127	126	(18)	(15)
Share-based payment reserve
Balance as at beginning of year	1,983	1,893	1,874	1,784
Share-based payment expense	96	90	96	90
Balance as at end of year	2,079	1,983	1,970	1,874
Cash flow hedge reserve
Balance as at beginning of year	152	813	(203)	440
Net gains/(losses) from changes in fair value	501	(635)	873	(570)
Income tax effect	(158)	189	(262)	171
Transferred to income statements	77	(309)	132	(349)
Income tax effect	(24)	94	(39)	105
Balance as at end of year	548	152	501	(203)
Foreign currency translation reserve
Balance as at beginning of year	(138)	(505)	(141)	(195)
Exchange differences on translation of foreign operations	(328)	522	(165)	151
Gains/(losses) on net investment hedges	28	(155)	31	(97)
Balance as at end of year	(438)	(138)	(275)	(141)
Other reserves
Balance as at beginning of year	(23)	(21)	41	41
Transactions with owners	7	(2)	-	-
Balance as at end of year	(16)	(23)	41	41
Total reserves	1,732	1,935	1,757	1,659